Income Taxes - Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Liabilities, Gross
Utility plant and equipment	$ 1,720,730	$ 1,625,107
Regulatory asset for income taxes	95,432	146,867
Fair value of debt instruments	73,606	76,991
Other deferred tax liabilities	200,124	202,189
Subtotal deferred tax liabilities	2,089,892	2,051,154
Deferred Tax Assets, Gross
Net operating loss carryforward	(417,684)	(374,606)
Production tax credit carryforward	(158,604)	(135,531)
Regulatory liability on production tax credit	(84,344)	(71,880)
Fair value of derivative instruments	(36,227)	(7,166)
Other deferred tax assets	(32,121)	(60,970)
Subtotal deferred tax assets	(728,980)	(650,153)
Total	1,360,912	1,401,001
Subsidiaries [Member]
Deferred Tax Liabilities, Gross
Utility plant and equipment	1,720,730	1,625,107
Regulatory asset for income taxes	94,913	146,350
Other deferred tax liabilities	171,380	131,977
Subtotal deferred tax liabilities	1,987,023	1,903,434
Deferred Tax Assets, Gross
Net operating loss carryforward	(181,514)	(173,068)
Production tax credit carryforward	(158,604)	(135,531)
Regulatory liability on production tax credit	(84,344)	(71,880)
Fair value of derivative instruments	(39,067)	(9,988)
Other deferred tax assets	(82,084)	(69,175)
Subtotal deferred tax assets	(545,613)	(459,642)
Total	$ 1,441,410	$ 1,443,792